Shareholder Report, Line Graph (Details) 195387_Matson Money Fixed Income VI Portfolio_Class L_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Matson Money Fixed Income VI Portfolio
Accumulated Value	$ 11,212	$ 10,776	$ 10,155	$ 10,019	$ 10,781	$ 10,758	$ 10,465	$ 9,968	$ 10,019	$ 10,000	$ 11,439
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,276	10,933	10,189	10,313	11,655	11,665	10,955	9,944	10,049	10,000	$ 11,489
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Index
Accumulated Value	11,725	11,257	10,581	10,459	11,096	11,102	10,654	10,038	10,053	10,000	$ 12,016
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD
Accumulated Value	$ 11,912	$ 11,368	$ 10,706	$ 10,540	$ 11,036	$ 11,007	$ 10,686	$ 10,146	$ 10,095	$ 10,000	$ 12,212